iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
Axon Enterprise, Inc.
(a)
..................... 259,342 $ 154,132,138
Boeing Co. (The)
(a)
........................ 419,473 74,246,721
BWX Technologies, Inc. .................... 66,750 7,435,283
General Electric Co ....................... 836,732 139,558,530
HEICO Corp.
(b)
.......................... 159,104 37,825,385
HEICO Corp. , Class A ...................... 292,676 54,461,150
Howmet Aerospace, Inc. .................... 88,732 9,704,619
Loar Holdings, Inc.
(a) (b)
...................... 98,834 7,304,821
Lockheed Martin Corp. ..................... 244,013 118,575,677
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
...... 52,018 1,772,773
Standardaero, Inc.
(a)
....................... 79,899 1,978,299
TransDigm Group, Inc. ..................... 39,649 50,246,385
657,241,781
a
Air Freight & Logistics  —  0 .0%
Expeditors International of Washington, Inc. ....... 82,590 9,148,494
a
Automobiles  —  3 .8%
Tesla, Inc.
(a)
............................. 10,049,538 4,058,405,426
a
Banks  —  0 .1%
NU Holdings, Ltd. , Class A
(a)
................. 11,477,089 118,902,642
Popular, Inc. ............................ 26,364 2,479,798
121,382,440
a
Beverages  —  1 .2%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
.......... 6,629 1,988,567
Celsius Holdings, Inc.
(a) (b)
.................... 635,606 16,741,862
Coca-Cola Co. (The) ...................... 8,043,045 500,759,982
Monster Beverage Corp.
(a) (b)
.................. 2,063,722 108,469,228
PepsiCo, Inc. ........................... 3,927,124 597,158,476
1,225,118,115
a
Biotechnology  —  1 .4%
AbbVie, Inc. ............................ 2,767,463 491,778,175
Alnylam Pharmaceuticals, Inc.
(a)
............... 413,396 97,276,213
Amgen, Inc. ............................ 1,510,526 393,703,497
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 374,820 11,960,506
Exact Sciences Corp.
(a) (b)
.................... 258,642 14,533,094
Exelixis, Inc.
(a)
........................... 856,875 28,533,937
Incyte Corp.
(a)
........................... 33,824 2,336,224
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 523,496 18,301,420
Natera, Inc.
(a)
........................... 413,796 65,503,907
Neurocrine Biosciences, Inc.
(a)
................ 359,430 49,062,195
Regeneron Pharmaceuticals, Inc.
(a)
............. 31,712 22,589,409
Sarepta Therapeutics, Inc.
(a)
................. 326,326 39,677,978
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 325,476 13,692,775
Vertex Pharmaceuticals, Inc.
(a)
................ 467,425 188,232,047
Viking Therapeutics, Inc.
(a) (b)
.................. 381,398 15,347,456
1,452,528,833
a
Broadline Retail  —  7 .1%
Amazon.com, Inc.
(a)
....................... 33,938,990 7,445,875,016
Coupang, Inc.
(a) (b)
......................... 4,183,361 91,950,275
Etsy, Inc.
(a)
............................. 272,188 14,396,023
7,552,221,314
a
Building Products  —  0 .3%
AAON, Inc. ............................. 245,121 28,845,839
Advanced Drainage Systems, Inc. ............. 95,945 11,091,242
Armstrong World Industries, Inc. ............... 52,548 7,426,609
AZEK Co., Inc. (The) , Class A
(a) (b)
.............. 361,725 17,171,086
Builders FirstSource, Inc.
(a)
.................. 39,207 5,603,857
Carlisle Companies, Inc. .................... 22,401 8,262,385
Security Shares Value
a
Building Products (continued)
Lennox International, Inc. ................... 115,842 $ 70,582,531
Simpson Manufacturing Co., Inc.
(b)
............. 14,293 2,370,208
Trane Technologies PLC .................... 278,947 103,029,074
Trex Co., Inc.
(a) (b)
......................... 389,016 26,853,774
281,236,605
a
Capital Markets  —  1 .7%
Ameriprise Financial, Inc.
(b)
.................. 320,412 170,596,961
Ares Management Corp. , Class A .............. 668,654 118,371,817
Blackstone, Inc. .......................... 2,608,654 449,784,123
Blue Owl Capital, Inc. , Class A ................ 1,869,792 43,491,362
Charles Schwab Corp. (The) ................. 538,248 39,835,734
Coinbase Global, Inc. , Class A
(a) (b)
.............. 615,090 152,726,847
FactSet Research Systems, Inc. ............... 48,818 23,446,309
Goldman Sachs Group, Inc. (The) ............. 298,476 170,913,327
Houlihan Lokey, Inc. , Class A ................. 16,983 2,949,268
Jefferies Financial Group, Inc. ................ 177,487 13,914,981
KKR & Co., Inc.
(b)
......................... 700,793 103,654,293
Lazard, Inc. ............................ 367,968 18,942,993
LPL Financial Holdings, Inc. .................. 267,981 87,498,476
Moody's Corp. ........................... 571,286 270,429,654
Morgan Stanley .......................... 248,029 31,182,206
Morningstar, Inc. ......................... 96,482 32,491,278
MSCI, Inc. , Class A ....................... 160,683 96,411,407
TPG, Inc. , Class A ........................ 75,285 4,730,909
Tradeweb Markets, Inc. , Class A ............... 166,466 21,793,729
XP, Inc. , Class A ......................... 147,906 1,752,686
1,854,918,360
a
Chemicals  —  0 .4%
Celanese Corp.
(b)
......................... 99,996 6,920,723
Chemours Co. (The) ....................... 39,600 669,240
Ecolab, Inc. ............................ 783,385 183,562,773
RPM International, Inc. ..................... 103,119 12,689,824
Sherwin-Williams Co. (The) .................. 772,417 262,567,711
466,410,271
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 1,186,181 216,715,269
Copart, Inc.
(a)
........................... 2,938,369 168,632,997
Rollins, Inc. ............................. 1,007,145 46,681,171
Tetra Tech, Inc. .......................... 205,548 8,189,032
Veralto Corp. ............................ 401,053 40,847,248
Waste Management, Inc. .................... 1,449,662 292,527,295
773,593,012
a
Communications Equipment  —  0 .5%
Arista Networks, Inc.
(a)
..................... 3,724,913 411,714,634
Motorola Solutions, Inc. .................... 283,374 130,983,964
Ubiquiti, Inc.
(b)
........................... 6,726 2,232,561
544,931,159
a
Construction & Engineering  —  0 .1%
Comfort Systems USA, Inc. .................. 126,805 53,772,928
EMCOR Group, Inc. ....................... 66,566 30,214,307
Quanta Services, Inc.
(b)
..................... 160,354 50,679,882
WillScot Holdings Corp. , Class A
(a) (b)
............ 194,881 6,518,770
141,185,887
a
Construction Materials  —  0 .1%
Eagle Materials, Inc.
(b)
...................... 90,812 22,408,769
Martin Marietta Materials, Inc. ................ 12,327 6,366,896
Vulcan Materials Co. ...................... 123,371 31,734,722
60,510,387
a

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance  —  0 .2%
Ally Financial, Inc. ........................ 134,034 $ 4,826,564
American Express Co. ..................... 760,788 225,794,270
Credit Acceptance Corp.
(a) (b)
.................. 17,589 8,257,332
SoFi Technologies, Inc.
(a) (b)
.................. 584,344 8,998,898
247,877,064
a
Consumer Staples Distribution & Retail  —  1 .5%
Casey's General Stores, Inc. ................. 22,985 9,107,346
Costco Wholesale Corp. .................... 1,603,018 1,468,797,303
Performance Food Group Co.
(a)
............... 78,432 6,631,426
Sysco Corp. ............................ 1,103,182 84,349,296
1,568,885,371
a
Containers & Packaging  —  0 .0%
Avery Dennison Corp. ...................... 109,324 20,457,800
Sealed Air Corp. ......................... 28,290 957,051
21,414,851
a
Distributors  —  0 .0%
Pool Corp. ............................. 134,459 45,842,451
a
Diversified Consumer Services  —  0 .1%
Bright Horizons Family Solutions, Inc.
(a)
.......... 31,024 3,439,010
Duolingo, Inc. , Class A
(a)
.................... 132,676 43,017,540
Grand Canyon Education, Inc.
(a)
............... 33,891 5,551,346
H&R Block, Inc. .......................... 97,132 5,132,455
57,140,351
a
Diversified Telecommunication Services  —  0 .0%
Iridium Communications, Inc. ................. 39,142 1,135,901
a
Electric Utilities  —  0 .1%
Constellation Energy Corp. .................. 180,790 40,444,531
NRG Energy, Inc. ......................... 306,228 27,627,890
68,072,421
a
Electrical Equipment  —  0 .2%
Generac Holdings, Inc.
(a) (b)
................... 103,541 16,054,032
Rockwell Automation, Inc. ................... 37,855 10,818,580
Vertiv Holdings Co. , Class A ................. 1,293,883 146,998,048
173,870,660
a
Electronic Equipment, Instruments & Components  —  0 .2%
Amphenol Corp. , Class A ................... 2,489,521 172,897,233
CDW Corp. ............................. 243,490 42,377,000
Cognex Corp. ........................... 33,318 1,194,783
Ingram Micro Holding Corp.
(a)
................. 15,912 308,534
Jabil, Inc. .............................. 32,327 4,651,855
Zebra Technologies Corp. , Class A
(a)
............ 39,294 15,176,129
236,605,534
a
Energy Equipment & Services  —  0 .0%
Weatherford International PLC ................ 260,633 18,669,142
a
Entertainment  —  1 .7%
Liberty Media Corp.-Liberty Formula One , Class A
(a)
. 29,631 2,490,189
Liberty Media Corp.-Liberty Formula One , Class C
(a) (b)
263,828 24,446,303
Live Nation Entertainment, Inc.
(a) (b)
............. 568,986 73,683,687
Madison Square Garden Sports Corp. , Class A
(a)
.... 5,338 1,204,680
Netflix, Inc.
(a)
............................ 1,547,128 1,378,986,129
ROBLOX Corp. , Class A
(a)
................... 1,898,035 109,820,305
Roku, Inc. , Class A
(a)
...................... 68,034 5,057,648
Spotify Technology SA
(a)
.................... 531,254 237,672,414
TKO Group Holdings, Inc. , Class A
(a)
............ 38,800 5,513,868
1,838,875,223
a
Security Shares Value
a
Financial Services  —  3 .8%
Apollo Global Management, Inc. ............... 1,410,748 $ 232,999,140
Block, Inc. , Class A
(a)
...................... 848,471 72,111,550
Corpay, Inc.
(a)
........................... 246,271 83,343,032
Equitable Holdings, Inc. .................... 1,144,487 53,985,452
Fiserv, Inc.
(a)
............................ 651,121 133,753,276
Mastercard, Inc. , Class A .................... 2,948,604 1,552,646,408
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 221,432 22,980,213
Toast, Inc. , Class A
(a) (b)
..................... 1,637,159 59,674,445
UWM Holdings Corp. , Class A ................ 232,584 1,365,268
Visa, Inc. , Class A ........................ 5,696,960 1,800,467,238
Western Union Co. (The) ................... 170,221 1,804,343
WEX, Inc.
(a) (b)
............................ 13,925 2,441,331
4,017,571,696
a
Food Products  —  0 .0%
Freshpet, Inc.
(a)
.......................... 53,291 7,892,930
Hershey Co. (The) ........................ 73,621 12,467,716
Lamb Weston Holdings, Inc. ................. 168,147 11,237,264
Pilgrim's Pride Corp.
(a) (b)
.................... 13,907 631,239
32,229,149
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a)
................... 25,374 2,045,398
Lyft, Inc. , Class A
(a) (b)
....................... 892,775 11,516,797
Old Dominion Freight Line, Inc. ............... 699,119 123,324,592
Saia, Inc.
(a) (b)
............................ 55,520 25,302,130
Uber Technologies, Inc.
(a)
................... 7,348,959 443,289,207
U-Haul Holding Co.
(a) (b)
..................... 11,355 784,517
U-Haul Holding Co. , Series N , NVS
(b)
........... 155,862 9,982,961
Union Pacific Corp. ....................... 1,056,557 240,937,258
XPO, Inc.
(a) (b)
............................ 412,197 54,059,637
911,242,497
a
Health Care Equipment & Supplies  —  1 .2%
Align Technology, Inc.
(a)
..................... 158,469 33,042,371
Dexcom, Inc.
(a)
.......................... 1,410,198 109,671,099
Edwards Lifesciences Corp.
(a)
................ 412,103 30,507,985
GE HealthCare Technologies, Inc. ............. 149,856 11,715,742
IDEXX Laboratories, Inc.
(a)
................... 293,741 121,444,279
Inspire Medical Systems, Inc.
(a) (b)
.............. 105,629 19,581,504
Insulet Corp.
(a)
........................... 251,703 65,712,102
Intuitive Surgical, Inc.
(a)
..................... 1,277,362 666,731,870
Masimo Corp.
(a)
.......................... 79,951 13,215,900
Penumbra, Inc.
(a)
......................... 133,448 31,691,231
ResMed, Inc. ........................... 143,544 32,827,077
Stryker Corp. ........................... 388,575 139,906,429
1,276,047,589
a
Health Care Providers & Services  —  0 .6%
Cardinal Health, Inc. ....................... 521,438 61,670,472
Cencora, Inc. ........................... 598,829 134,544,900
Chemed Corp. ........................... 5,432 2,877,874
Cigna Group (The) ........................ 91,701 25,322,314
DaVita, Inc.
(a) (b)
.......................... 170,366 25,478,235
Elevance Health, Inc. ...................... 134,419 49,587,169
HCA Healthcare, Inc.
(b)
..................... 166,931 50,104,340
McKesson Corp. ......................... 201,705 114,953,696
Molina Healthcare, Inc.
(a)
.................... 132,215 38,481,176
UnitedHealth Group, Inc. .................... 225,560 114,101,782
617,121,958
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 32,239 1,721,240
Veeva Systems, Inc. , Class A
(a) (b)
.............. 531,554 111,759,229
113,480,469
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 1,576,831 $ 207,211,362
Booking Holdings, Inc. ..................... 112,397 558,435,503
Cava Group, Inc.
(a) (b)
....................... 272,822 30,774,322
Chipotle Mexican Grill, Inc.
(a)
................. 4,938,439 297,787,872
Choice Hotels International, Inc.
(b)
.............. 85,425 12,128,641
Churchill Downs, Inc. ...................... 251,513 33,587,046
Darden Restaurants, Inc. ................... 226,942 42,367,802
Domino's Pizza, Inc. ....................... 43,560 18,284,746
DoorDash, Inc. , Class A
(a)
................... 1,115,390 187,106,673
DraftKings, Inc. , Class A
(a) (b)
.................. 1,635,248 60,831,226
Dutch Bros, Inc. , Class A
(a) (b)
................. 155,848 8,163,318
Expedia Group, Inc.
(a) (b)
..................... 448,752 83,615,960
Hilton Worldwide Holdings, Inc. ............... 444,170 109,781,057
Hyatt Hotels Corp. , Class A
(b)
................. 22,790 3,577,574
Las Vegas Sands Corp. .................... 1,276,250 65,548,200
Light & Wonder, Inc.
(a) (b)
..................... 325,821 28,144,418
McDonald's Corp. ........................ 166,413 48,241,465
Norwegian Cruise Line Holdings Ltd.
(a)
........... 1,585,199 40,787,170
Planet Fitness, Inc. , Class A
(a)
................ 169,628 16,771,120
Royal Caribbean Cruises Ltd. ................ 296,586 68,419,424
Starbucks Corp. .......................... 3,179,019 290,085,484
Texas Roadhouse, Inc. ..................... 240,494 43,392,332
Vail Resorts, Inc. ......................... 114,483 21,459,838
Wendy's Co. (The) ........................ 304,615 4,965,224
Wingstop, Inc. ........................... 105,782 30,063,244
Wyndham Hotels & Resorts, Inc. .............. 24,488 2,468,146
Wynn Resorts Ltd. ........................ 27,504 2,369,745
Yum! Brands, Inc. ........................ 389,934 52,313,545
2,368,682,457
a
Household Durables  —  0 .0%
SharkNinja, Inc.
(a)
......................... 47,033 4,579,133
Tempur Sealy International, Inc. ............... 606,418 34,377,836
TopBuild Corp.
(a) (b)
........................ 9,114 2,837,553
41,794,522
a
Household Products  —  0 .6%
Clorox Co. (The) ......................... 447,129 72,618,221
Colgate-Palmolive Co. ..................... 1,615,913 146,902,651
Kimberly-Clark Corp. ...................... 499,491 65,453,300
Procter & Gamble Co. (The) ................. 1,902,626 318,975,249
603,949,421
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp.
(b)
........................... 1,226,253 169,063,501
a
Industrial Conglomerates  —  0 .1%
3M Co. ................................ 371,069 47,901,297
Honeywell International, Inc. ................. 364,992 82,448,043
130,349,340
a
Insurance  —  0 .6%
Allstate Corp. (The) ....................... 148,369 28,604,060
Arthur J Gallagher & Co. .................... 61,315 17,404,263
Brown & Brown, Inc. ....................... 379,455 38,711,999
Everest Group Ltd. ........................ 25,174 9,124,568
Kinsale Capital Group, Inc.
(b)
................. 79,565 37,008,069
Markel Group, Inc.
(a)
....................... 11,004 18,995,435
Marsh & McLennan Companies, Inc. ............ 243,532 51,728,632
Progressive Corp. (The) .................... 1,781,730 426,920,325
RLI Corp. .............................. 9,063 1,493,854
Ryan Specialty Holdings, Inc. , Class A
(b)
......... 370,696 23,783,855
653,775,060
a
Security Shares Value
a
Interactive Media & Services  —  11 .3%
Alphabet, Inc. , Class A ..................... 21,253,901 $ 4,023,363,459
Alphabet, Inc. , Class C , NVS ................. 17,547,017 3,341,653,918
Meta Platforms, Inc. , Class A ................. 7,922,768 4,638,859,892
Pinterest, Inc. , Class A
(a)
.................... 2,172,045 62,989,305
TripAdvisor, Inc.
(a) (b)
....................... 20,521 303,095
Trump Media & Technology Group Corp.
(a) (b)
....... 168,463 5,744,588
12,072,914,257
a
IT Services  —  0 .6%
Cloudflare, Inc. , Class A
(a) (b)
.................. 1,080,188 116,314,644
EPAM Systems, Inc.
(a)
...................... 12,566 2,938,182
Gartner, Inc.
(a)
........................... 271,743 131,651,331
Globant SA
(a) (b)
.......................... 113,521 24,341,173
GoDaddy, Inc. , Class A
(a) (b)
................... 505,262 99,723,561
MongoDB, Inc. , Class A
(a)
................... 258,739 60,237,027
Okta, Inc. , Class A
(a)
....................... 257,636 20,301,717
Snowflake, Inc. , Class A
(a) (b)
.................. 1,142,717 176,446,932
Twilio, Inc. , Class A
(a)
...................... 109,488 11,833,463
VeriSign, Inc.
(a)
.......................... 20,236 4,188,042
647,976,072
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 439,827 24,590,728
YETI Holdings, Inc.
(a) (b)
..................... 91,102 3,508,338
28,099,066
a
Life Sciences Tools & Services  —  0 .2%
10X Genomics, Inc. , Class A
(a) (b)
............... 250,296 3,594,251
Bruker Corp. ............................ 249,966 14,653,007
Fortrea Holdings, Inc.
(a) (b)
.................... 3,587 66,897
IQVIA Holdings, Inc.
(a)
...................... 74,147 14,570,627
Medpace Holdings, Inc.
(a)
................... 91,696 30,464,162
Repligen Corp.
(a) (b)
........................ 28,600 4,116,684
Waters Corp.
(a)
.......................... 129,755 48,136,510
West Pharmaceutical Services, Inc. ............ 158,785 52,011,615
167,613,753
a
Machinery  —  0 .2%
Caterpillar, Inc. .......................... 250,885 91,011,043
Illinois Tool Works, Inc. ..................... 400,210 101,477,248
Lincoln Electric Holdings, Inc. ................ 55,271 10,361,654
202,849,945
a
Media  —  0 .2%
Liberty Broadband Corp. , Class A
(a)
............. 15,199 1,130,198
Liberty Broadband Corp. , Class C , NVS
(a)
........ 97,046 7,255,159
Nexstar Media Group, Inc. ................... 43,723 6,906,922
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 1,613,628 189,649,699
204,941,978
a
Metals & Mining  —  0 .0%
Cleveland-Cliffs, Inc.
(a) (b)
.................... 568,182 5,340,911
Southern Copper Corp. ..................... 314,825 28,690,002
34,030,913
a
Oil, Gas & Consumable Fuels  —  0 .4%
Antero Midstream Corp. .................... 464,736 7,012,866
Cheniere Energy, Inc. ...................... 412,600 88,655,362
Civitas Resources, Inc. ..................... 98,632 4,524,250
EQT Corp. ............................. 132,044 6,088,549
Hess Corp. ............................. 652,895 86,841,564
Matador Resources Co. .................... 32,062 1,803,808
New Fortress Energy, Inc. , Class A ............. 123,637 1,869,391
Permian Resources Corp. , Class A ............. 510,575 7,342,068
Targa Resources Corp. ..................... 781,833 139,557,191
Texas Pacific Land Corp.
(b)
.................. 67,684 74,855,797

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc. ........................ 106,824 $ 5,241,854
423,792,700
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 161,391 16,712,038
a
Passenger Airlines  —  0 .0%
American Airlines Group, Inc.
(a)
................ 169,159 2,948,441
a
Personal Care Products  —  0 .1%
elf Beauty, Inc.
(a)
......................... 194,122 24,372,017
Estee Lauder Companies, Inc. (The) , Class A ...... 300,651 22,542,812
46,914,829
a
Pharmaceuticals  —  3 .2%
Eli Lilly & Co. ........................... 2,894,758 2,234,753,176
Intra-Cellular Therapies, Inc.
(a) (b)
............... 372,364 31,099,841
Merck & Co., Inc. ......................... 9,168,657 912,097,999
Zoetis, Inc. , Class A ....................... 1,364,155 222,261,774
3,400,212,790
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 1,379,232 403,742,583
Booz Allen Hamilton Holding Corp. , Class A ....... 462,551 59,530,314
Broadridge Financial Solutions, Inc. ............ 386,148 87,304,201
Dayforce, Inc.
(a) (b)
......................... 56,381 4,095,516
Equifax, Inc.
(b)
........................... 89,476 22,802,959
KBR, Inc. .............................. 41,075 2,379,475
Paychex, Inc. ........................... 416,194 58,358,723
Paycom Software, Inc. ..................... 115,147 23,601,681
Paycor HCM, Inc.
(a) (b)
...................... 25,443 472,476
Paylocity Holding Corp.
(a)
................... 158,900 31,695,783
TransUnion ............................. 39,709 3,681,421
Verisk Analytics, Inc. ....................... 509,278 140,270,439
837,935,571
a
Real Estate Management & Development  —  0 .0%
Jones Lang LaSalle, Inc.
(a)
................... 52,606 13,316,683
a
Retail REITs  —  0 .1%
Simon Property Group, Inc. .................. 298,669 51,433,788
a
Semiconductors & Semiconductor Equipment  —  16 .6%
Advanced Micro Devices, Inc.
(a)
............... 3,841,606 464,027,589
Applied Materials, Inc. ..................... 2,764,509 449,592,099
Astera Labs, Inc.
(a) (b)
....................... 19,526 2,586,219
Broadcom, Inc. .......................... 16,441,838 3,811,875,722
Enphase Energy, Inc.
(a) (b)
.................... 474,975 32,621,283
Entegris, Inc.
(b)
.......................... 544,300 53,918,358
KLA Corp. .............................. 487,000 306,868,440
Lam Research Corp.
(b)
..................... 4,647,738 335,706,116
Lattice Semiconductor Corp.
(a) (b)
............... 423,307 23,980,341
Marvell Technology, Inc.
(b)
................... 246,163 27,188,703
MKS Instruments, Inc. ..................... 14,152 1,477,327
Monolithic Power Systems, Inc. ............... 169,360 100,210,312
NVIDIA Corp. ........................... 84,618,849 11,363,465,232
Onto Innovation, Inc.
(a)
..................... 45,168 7,528,151
QUALCOMM, Inc. ........................ 3,787,450 581,828,069
Teradyne, Inc.
(b)
.......................... 513,887 64,708,651
Texas Instruments, Inc. ..................... 397,981 74,625,417
Universal Display Corp. .................... 84,387 12,337,379
17,714,545,408
a
Software  —  18 .2%
Adobe, Inc.
(a)
............................ 1,603,118 712,874,512
Appfolio, Inc. , Class A
(a)
.................... 81,803 20,182,436
Security Shares Value
a
Software (continued)
AppLovin Corp. , Class A
(a)
................... 947,903 $ 306,959,428
Atlassian Corp. , Class A
(a)
................... 575,341 140,026,493
Autodesk, Inc.
(a)
.......................... 778,774 230,182,231
Bentley Systems, Inc. , Class B
(b)
............... 508,017 23,724,394
BILL Holdings, Inc.
(a)
....................... 91,531 7,753,591
Cadence Design Systems, Inc.
(a)
.............. 985,356 296,060,064
Confluent, Inc. , Class A
(a)
................... 894,091 24,998,784
Crowdstrike Holdings, Inc. , Class A
(a)
............ 831,901 284,643,246
Datadog, Inc. , Class A
(a) (b)
................... 1,081,394 154,520,389
DocuSign, Inc.
(a)
......................... 733,009 65,926,829
DoubleVerify Holdings, Inc.
(a)
................. 293,362 5,635,484
Dropbox, Inc. , Class A
(a)
.................... 262,073 7,872,673
Dynatrace, Inc.
(a)
......................... 1,064,919 57,878,348
Elastic N.V.
(a)
............................ 314,543 31,164,920
Fair Isaac Corp.
(a)
......................... 72,554 144,449,935
Five9, Inc.
(a) (b)
........................... 263,020 10,689,133
Fortinet, Inc.
(a) (b)
.......................... 1,861,516 175,876,032
Gitlab, Inc. , Class A
(a)
...................... 440,870 24,843,024
Guidewire Software, Inc.
(a)
................... 135,124 22,779,204
HashiCorp, Inc. , Class A
(a) (b)
.................. 398,342 13,627,280
HubSpot, Inc.
(a)
.......................... 176,494 122,975,724
Intuit, Inc. .............................. 987,290 620,511,765
Manhattan Associates, Inc.
(a) (b)
................ 220,689 59,638,995
Microsoft Corp. .......................... 26,891,307 11,334,685,901
MicroStrategy, Inc. , Class A
(a) (b)
................ 37,484 10,856,116
nCino, Inc.
(a) (b)
........................... 183,340 6,156,557
Nutanix, Inc. , Class A
(a)
..................... 256,793 15,710,596
Oracle Corp. ............................ 5,679,384 946,412,550
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 7,271,992 549,980,755
Palo Alto Networks, Inc.
(a) (b)
.................. 2,339,005 425,605,350
Pegasystems, Inc.
(b)
....................... 160,006 14,912,559
Procore Technologies, Inc.
(a) (b)
................ 386,568 28,965,540
PTC, Inc.
(a)
............................. 259,050 47,631,523
RingCentral, Inc. , Class A
(a) (b)
................. 294,891 10,324,134
Salesforce, Inc. .......................... 2,833,588 947,353,476
SentinelOne, Inc. , Class A
(a)
.................. 159,779 3,547,094
ServiceNow, Inc.
(a) (b)
....................... 742,405 787,038,389
Smartsheet, Inc. , Class A
(a)
.................. 482,862 27,054,758
Synopsys, Inc.
(a)
......................... 550,158 267,024,687
Teradata Corp.
(a)
......................... 348,272 10,848,673
Tyler Technologies, Inc.
(a)
................... 130,227 75,094,097
UiPath, Inc. , Class A
(a) (b)
.................... 1,377,332 17,505,890
Unity Software, Inc.
(a) (b)
..................... 474,009 10,650,982
Workday, Inc. , Class A
(a) (b)
................... 765,020 197,398,111
Zscaler, Inc.
(a) (b)
.......................... 336,622 60,729,975
19,361,282,627
a
Specialized REITs  —  0 .4%
American Tower Corp. ..................... 1,687,875 309,573,154
Equinix, Inc. ............................ 18,636 17,571,698
Iron Mountain, Inc. ........................ 599,342 62,996,838
Lamar Advertising Co. , Class A ............... 78,585 9,566,938
Public Storage ........................... 87,001 26,051,579
425,760,207
a
Specialty Retail  —  2 .1%
AutoZone, Inc.
(a)
......................... 55,715 178,399,430
Burlington Stores, Inc.
(a) (b)
................... 228,448 65,121,387
CarMax, Inc.
(a)
........................... 39,507 3,230,092
Carvana Co. , Class A
(a)
..................... 136,776 27,814,767
Dick's Sporting Goods, Inc. .................. 18,508 4,235,371
Five Below, Inc.
(a)
......................... 155,310 16,301,338
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 137,529 13,711,641
Home Depot, Inc. (The) .................... 2,862,082 1,113,321,277
Murphy USA, Inc.
(b)
....................... 66,857 33,545,500

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a)
................... 192,336 $ 228,072,029
RH
(a) (b)
................................ 10,537 4,147,258
Ross Stores, Inc. ......................... 274,214 41,480,352
TJX Companies, Inc. (The) .................. 2,421,379 292,526,797
Tractor Supply Co. ........................ 1,948,025 103,362,207
Ulta Beauty, Inc.
(a)
........................ 149,265 64,919,826
Valvoline, Inc.
(a)
.......................... 463,611 16,773,446
Williams-Sonoma, Inc. ..................... 271,863 50,343,590
2,257,306,308
a
Technology Hardware, Storage & Peripherals  —  12 .4%
Apple, Inc. ............................. 51,756,198 12,960,787,103
Dell Technologies, Inc. , Class C ............... 155,127 17,876,835
HP, Inc. ............................... 855,420 27,912,355
NetApp, Inc. ............................ 332,906 38,643,728
Pure Storage, Inc. , Class A
(a)
................. 966,681 59,383,214
Super Micro Computer, Inc.
(a) (b)
................ 1,789,220 54,535,426
13,159,138,661
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Crocs, Inc.
(a) (b)
........................... 38,421 4,208,252
Deckers Outdoor Corp.
(a)
.................... 547,041 111,098,557
Lululemon Athletica, Inc.
(a) (b)
.................. 424,917 162,492,510
NIKE, Inc. , Class B ....................... 2,641,456 199,878,975
Skechers USA, Inc. , Class A
(a)
................ 42,204 2,837,797
480,516,091
a
Trading Companies & Distributors  —  0 .3%
Core & Main, Inc. , Class A
(a)
.................. 455,204 23,174,436
Fastenal Co. ............................ 1,739,525 125,089,243
Security Shares Value
a
Trading Companies & Distributors (continued)
Ferguson Enterprises, Inc. ................... 48,664 $ 8,446,610
SiteOne Landscape Supply, Inc.
(a) (b)
............. 59,058 7,782,073
United Rentals, Inc. ....................... 58,033 40,880,766
WW Grainger, Inc. ........................ 136,688 144,075,986
349,449,114
a
Total Long-Term Investments — 99.9%
(Cost: $ 64,918,299,656 ) .............................. 106,312,219,952
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(c) (d) (e)
...................... 837,724,335 838,143,198
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (d)
............................ 132,177,899 132,177,899
a
Total Short-Term Securities — 0.9%
(Cost: $ 969,765,467 ) ................................ 970,321,097
Total Investments — 100.8%
(Cost: $ 65,888,065,123 ) .............................. 107,282,541,049
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (819,728,948)
Net Assets — 100.0% ................................. $ 106,462,812,101
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 590,093,947  $ 247,827,940
(a)
$ —  $ 192,402  $ 28,909  $ 838,143,198  837,724,335  $ 1,750,278
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 130,436,818  1,741,081
(a)
—  —  —  132,177,899  132,177,899  4,933,568  —
$ 192,402  $ 28,909
$ 970,321,097
$ 6,683,846  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 Growth ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Growth Index ......................................................... 631  03/21/25 $ 128,803  $ (4,245,885)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 106,312,219,952  $ —  $ —  $ 106,312,219,952
Short-Term Securities
Money Market Funds ...................................... 970,321,097  —  —  970,321,097
$ 107,282,541,049  $ —  $ —  $ 107,282,541,049
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (4,245,885) $ —  $ —  $ (4,245,885)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust